Related party transactions	12 Months Ended
Dec. 31, 2020
Related party transactions
Related party transactions
26.	Related party transactions
For the years ended December 31, 2018, 2019 and 2020, the Group entered into the following material related party transactions:

	Year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Purchase of goods(i)	340,356	1,451,404	1,775,600
Purchase of services(i)	317,921	462,126	780,050
Provision of services	6,300	44,420	44,259
Sales of product	—	111,510	102,249

(i)	The goods and services were purchased from companies either controlled by its shareholders or directors, significantly influenced by the Group, or affiliates of the Group.
Details of the balances with related parties are as follows:

(a)	Amounts due from related parties (current and non-current)
Amounts due from related parties (current and
non-current)
as of December 31, 2019 and 2020 amounted to RMB149,964 and RMB333,539, respectively, mainly includes interest-bearing loans originated to the Group’s joint ventures and prepayments placed by the Group related to purchases of goods from companies significantly influenced by the Company, its shareholders or directors.

(b)	Amounts due to related parties
The amounts due to companies controlled or significantly influenced by the Company, its shareholders and directors as of December 31, 2019 and 2020 amounted to RMB520,288 and RMB382,900, respectively, which were unsecured, interest-free, and related to purchases of goods and other services from these parties. As of December 31, 2020, the Group had borrowed an interest-free loan of RMB61,200 from Zhengzhou Shan Shan for operating use.